UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services
777 East Wisconsin Ave., 6th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 3/31/2025

Date of reporting period: 9/30/2024

Item 1. Reports to Stockholders.

(a)

CornerCap Small-Cap Value Fund
Institutional Class | CSCJX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the CornerCap Small-Cap Value Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.cornercapfunl-etf.com/valuedocuments. You can also request this information by contacting us at 888-813-8637.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.89%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$138,018,678
Number of Holdings	380
Portfolio Turnover	42%
Visit https://www.cornercapfunl-etf.com/valuedocuments for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Western Alliance Bancorp	0.7%
PetIQ, Inc.	0.6%
Chord Energy Corp.	0.6%
Cirrus Logic, Inc.	0.6%
CrossFirst Bankshares, Inc.	0.6%
Virtu Financial, Inc.	0.6%
Smartsheet, Inc.	0.5%
Gates Industrial Corp. PLC	0.5%
Ameris Bancorp	0.5%
Addus HomeCare Corp.	0.5%
Sector Breakdown (% of net assets)
MATERIAL FUND CHANGES
Based upon a recommendation by the Adviser, the Board of Trustees of the Trust approved a plan of liquidation for the Fund. The liquidation is expected to occur on January 31, 2025. In an Asset Purchase Agreement (the “Agreement”) dated July 28, 2024, the Adviser sold its advisory accounts for cash consideration in a transaction that closed September 13, 2024. Under the terms of the Agreement, the Adviser agreed to manage the Fund until January 31, 2025. The Adviser also agreed, effective September 13, 2024, to change the Fund’s advisory fee from 0.88% to 0.00% and the Fund’s operating expense limit from 0.95% to 0.25% (exclusive of 12b-1 and shareholder service fees) of the Fund’s average daily net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cornercapfunl-etf.com/valuedocuments.
CornerCap Small-Cap Value Fund	PAGE 1	TSR-SAR-56167N258

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your CornerCap Investment Counsel Inc documents not be householded, please contact CornerCap Investment Counsel Inc at 888-813-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  CornerCap Investment Counsel Inc or your financial intermediary.
CornerCap Small-Cap Value Fund	PAGE 2	TSR-SAR-56167N258

CornerCap Small-Cap Value Fund
Advisor Class | CSCVX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the CornerCap Small-Cap Value Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.cornercapfunl-etf.com/valuedocuments. You can also request this information by contacting us at 888-813-8637.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$61	1.19%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$138,018,678
Number of Holdings	380
Portfolio Turnover	42%
Visit https://www.cornercapfunl-etf.com/valuedocuments for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Western Alliance Bancorp	0.7%
PetIQ, Inc.	0.6%
Chord Energy Corp.	0.6%
Cirrus Logic, Inc.	0.6%
CrossFirst Bankshares, Inc.	0.6%
Virtu Financial, Inc.	0.6%
Smartsheet, Inc.	0.5%
Gates Industrial Corp. PLC	0.5%
Ameris Bancorp	0.5%
Addus HomeCare Corp.	0.5%
Sector Breakdown (% of net assets)
MATERIAL FUND CHANGES
Based upon a recommendation by the Adviser, the Board of Trustees of the Trust approved a plan of liquidation for the Fund. The liquidation is expected to occur on January 31, 2025. In an Asset Purchase Agreement (the “Agreement”) dated July 28, 2024, the Adviser sold its advisory accounts for cash consideration in a transaction that closed September 13, 2024. Under the terms of the Agreement, the Adviser agreed to manage the Fund until January 31, 2025. The Adviser also agreed, effective September 13, 2024, to change the Fund’s advisory fee from 0.88% to 0.00% and the Fund’s operating expense limit from 0.95% to 0.25% (exclusive of 12b-1 and shareholder service fees) of the Fund’s average daily net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cornercapfunl-etf.com/valuedocuments.
CornerCap Small-Cap Value Fund	PAGE 1	TSR-SAR-56167N241

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your CornerCap Investment Counsel Inc documents not be householded, please contact CornerCap Investment Counsel Inc at 888-813-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  CornerCap Investment Counsel Inc or your financial intermediary.
CornerCap Small-Cap Value Fund	PAGE 2	TSR-SAR-56167N241

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CornerCap Small-Cap Value Fund
Core Financial Statements
September 30, 2024

CornerCap Small-Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Agriculture - 0.9%
Andersons, Inc.	10,105	$ 506,665
Dole PLC	20,431	332,821
Vector Group Ltd.	23,245	346,815
		1,186,301
Airlines - 0.4%
SkyWest, Inc.(a)	6,484	551,270
Auto Parts & Equipment - 1.5%
Allison Transmission Holdings, Inc.	6,898	662,691
Dorman Products, Inc.(a)(b)	2,798	316,509
Gentex Corp.(b)	16,623	493,537
Standard Motor Products, Inc.	17,154	569,513
		2,042,250
Banks - 12.7%
Amalgamated Financial Corp.	10,708	335,910
Ameris Bancorp	11,807	736,639
Bank OZK(b)	12,324	529,809
Bridgewater Bancshares, Inc.(a)	21,252	301,141
Business First Bancshares, Inc.	10,639	273,103
Byline Bancorp, Inc.	10,971	293,694
Camden National Corp.(b)	8,220	339,650
Central Pacific Financial Corp.	13,550	399,860
Columbia Banking System, Inc.	26,844	700,897
Community Trust Bancorp, Inc.	5,829	289,468
ConnectOne Bancorp, Inc.	28,327	709,591
CrossFirst Bankshares, Inc.(a)	47,336	790,038
Customers Bancorp, Inc.(a)	10,261	476,623
Eastern Bankshares, Inc.	33,643	551,409
Equity Bancshares, Inc. - Class A	7,117	290,943
Esquire Financial Holdings, Inc.	5,611	365,893
Financial Institutions, Inc.	12,607	321,100
First Internet Bancorp	8,187	280,487
FNB Corp.	18,606	262,531
Fulton Financial Corp.	13,669	247,819
Hancock Whitney Corp.	9,921	507,658
Horizon Bancorp Inc.	19,829	308,341
Independent Bank Corp.	5,122	302,864
Investar Holding Corp.	14,031	272,201
Mercantile Bank Corp.	14,206	621,086
Metropolitan Bank Holding Corp.(a)	4,679	246,022
Mid Penn Bancorp, Inc.	8,824	263,220
Northeast Bank	4,473	345,002
Peoples Bancorp, Inc.	7,971	239,847
Premier Financial Corp.	10,782	253,161
Primis Financial Corp.	18,725	228,071

The accompanying notes are an integral part of these financial statements.

1

CornerCap Small-Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
Provident Financial Services, Inc.	33,427	$ 620,405
QCR Holdings, Inc.	4,490	332,395
Shore Bancshares, Inc.	22,523	315,097
Southern First Bancshares, Inc.(a)	8,168	278,365
Southside Bancshares, Inc.	7,632	255,138
Synovus Financial Corp.	11,433	508,426
Trustmark Corp.	7,800	248,196
UMB Financial Corp.	3,091	324,895
Veritex Holdings, Inc.	21,713	571,486
Webster Financial Corp.	12,018	560,159
Western Alliance Bancorp	10,506	908,664
Zions Bancorp NA	10,799	509,929
		17,517,233
Biotechnology - 3.1%
Adicet Bio, Inc.(a)	18,074	26,027
Allogene Therapeutics, Inc.(a)(b)	28,533	79,892
Annexon, Inc.(a)	22,604	133,816
Arcus Biosciences, Inc.(a)	6,192	94,676
Beam Therapeutics, Inc.(a)	3,276	80,262
BioAtla, Inc.(a)	29,805	52,457
Black Diamond Therapeutics, Inc.(a)	22,583	98,236
C4 Therapeutics, Inc.(a)	11,791	67,209
Caribou Biosciences, Inc.(a)	16,522	32,383
Century Therapeutics, Inc.(a)	25,978	44,422
Cogent Biosciences, Inc.(a)	16,165	174,582
Cullinan Oncology, Inc.(a)	5,560	93,074
CytomX Therapeutics, Inc.(a)	41,458	48,920
Editas Medicine, Inc.(a)	9,513	32,439
Entrada Therapeutics, Inc.(a)	5,752	91,917
Exelixis, Inc.(a)	24,903	646,233
Fate Therapeutics, Inc.(a)	20,683	72,391
Generation Bio Co.(a)	28,995	71,618
Halozyme Therapeutics, Inc.(a)	8,007	458,321
Intellia Therapeutics, Inc.(a)	3,072	63,130
Ionis Pharmaceuticals, Inc.(a)	1,751	70,145
iTeos Therapeutics, Inc.(a)	6,219	63,496
MacroGenics, Inc.(a)	6,314	20,773
MeiraGTx Holdings PLC(a)	13,290	55,419
Monte Rosa Therapeutics, Inc.(a)	19,236	101,951
Nurix Therapeutics, Inc.(a)	2,941	66,084
Nuvation Bio, Inc.(a)	25,811	59,107
Poseida Therapeutics, Inc.(a)	43,177	123,486
REGENXBIO, Inc.(a)	5,601	58,755
Relay Therapeutics, Inc.(a)	10,811	76,542
Replimune Group, Inc.(a)	12,167	133,350

The accompanying notes are an integral part of these financial statements.

2

CornerCap Small-Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
Sage Therapeutics, Inc.(a)	5,294	$ 38,223
Sutro Biopharma, Inc.(a)	18,563	64,228
Tenaya Therapeutics, Inc.(a)	30,222	58,328
United Therapeutics Corp.(a)	2,027	726,375
Verastem, Inc.(a)	11,810	35,312
Verve Therapeutics, Inc.(a)	7,310	35,380
Vir Biotechnology, Inc.(a)	10,587	79,297
Zentalis Pharmaceuticals, Inc.(a)	6,108	22,477
		4,350,733
Building Materials - 1.5%
American Woodmark Corp.(a)	6,080	568,176
Gibraltar Industries, Inc.(a)	7,530	526,573
Masterbrand, Inc.(a)	31,464	583,342
Mohawk Industries, Inc.(a)	2,751	442,031
		2,120,122
Chemicals - 1.5%
Ecovyst, Inc.(a)	77,036	527,697
LSB Industries, Inc.(a)	30,236	243,097
Minerals Technologies, Inc.	8,168	630,815
Quaker Chemical Corp.	2,870	483,566
Valhi, Inc.	4,506	150,365
		2,035,540
Coal - 0.3%
Ramaco Resources, Inc.(a)	33,158	387,949
Commercial Services - 4.4%
ABM Industries, Inc.	4,821	254,356
ADT, Inc.(b)	80,481	581,878
Alarm.com Holdings, Inc.(a)	7,603	415,656
Brink’s Co.	2,889	334,084
Ennis, Inc.	10,496	255,263
Euronet Worldwide, Inc.(a)	5,581	553,803
Franklin Covey Co.(a)	6,265	257,679
Herc Holdings, Inc.	1,938	308,975
John Wiley & Sons, Inc. - Class A	11,000	530,750
LiveRamp Holdings, Inc.(a)	16,441	407,408
Progyny, Inc.(a)	36,148	605,840
Upbound Group, Inc.	15,210	486,568
V2X, Inc.(a)	12,058	673,560
WEX, Inc.(a)(b)	2,105	441,482
		6,107,302
Computers - 2.3%
Crane NXT Co.	4,207	236,013
Genpact Ltd.	15,773	618,459

The accompanying notes are an integral part of these financial statements.

3

CornerCap Small-Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Computers - (Continued)
Maximus, Inc.	6,173	$ 575,077
NetScout Systems, Inc.(a)	22,626	492,115
OneSpan, Inc.(a)	23,189	386,561
Rapid7, Inc.(a)	5,207	207,707
TaskUS, Inc. - Class A(a)	17,793	229,886
Tenable Holdings, Inc.(a)	11,658	472,382
		3,218,200
Consumer Discretionary Products - 2.4%
BorgWarner, Inc.	15,252	553,495
Dream Finders Homes, Inc. - Class A(a)(b)	9,851	356,705
Interface, Inc.	17,152	325,373
LCI Industries(b)	2,464	297,011
Levi Strauss & Co. - Class A(b)	14,373	313,331
LGI Homes, Inc.(a)(b)	5,292	627,208
Phinia, Inc.	5,902	271,669
Rocky Brands, Inc.	8,597	273,900
Superior Group of Cos., Inc.	16,126	249,792
		3,268,484
Consumer Discretionary Services - 0.1%
American Public Education, Inc.(a)	14,464	213,344
Consumer Staple Products - 1.2%
Edgewell Personal Care Co.(b)	12,405	450,798
Hain Celestial Group, Inc.(a)	32,682	282,045
Simply Good Foods Co.(a)(b)	16,326	567,655
SunOpta, Inc.(a)	48,571	309,883
		1,610,381
Distribution/Wholesale - 0.9%
MRC Global, Inc.(a)	41,994	535,004
Resideo Technologies, Inc.(a)	24,522	493,873
ScanSource, Inc.(a)	5,668	272,234
		1,301,111
Diversified Financial Services - 3.5%
Affiliated Managers Group, Inc.	3,229	574,116
BGC Group, Inc. - Class A	60,032	551,094
Bridge Investment Group Holdings, Inc. - Class A	39,514	390,003
Federated Hermes, Inc. - Class B	16,008	588,614
International Money Express, Inc.(a)	11,530	213,190
Invesco Ltd.	16,755	294,218
NewtekOne, Inc.	18,911	235,631
StoneX Group, Inc.(a)	3,889	318,431
Victory Capital Holdings, Inc. - Class A	8,519	471,953
Virtu Financial, Inc. - Class A	24,972	760,647

The accompanying notes are an integral part of these financial statements.

4

CornerCap Small-Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Financial Services - (Continued)
Virtus Investment Partners, Inc.	1,104	$ 231,233
Western Union Co.	19,054	227,314
		4,856,444
Electric - 1.4%
Avista Corp.	14,196	550,095
Black Hills Corp.	9,462	578,317
NorthWestern Energy Group, Inc.	8,876	507,885
Portland General Electric Co.	5,834	279,449
		1,915,746
Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.	6,930	220,097
EnerSys	5,274	538,212
		758,309
Electronics - 1.4%
Allient, Inc.	12,058	228,981
Itron, Inc.(a)	2,879	307,506
Sanmina Corp.(a)	7,578	518,714
Sensata Technologies Holding PLC	14,124	506,487
TTM Technologies, Inc.(a)	18,024	328,938
		1,890,626
Energy - Alternate Sources - 0.1%
REX American Resources Corp.(a)	4,549	210,573
Engineering & Construction - 1.7%
Great Lakes Dredge & Dock Corp.(a)	30,697	323,239
Latham Group, Inc.(a)	105,699	718,753
Primoris Services Corp.	11,311	656,943
Tutor Perini Corp.(a)	25,385	689,457
		2,388,392
Entertainment - 1.1%
Accel Entertainment, Inc.(a)	44,083	512,244
Everi Holdings, Inc.(a)	42,268	555,402
International Game Technology PLC	24,461	521,019
		1,588,665
Financial Services - 0.4%
Voya Financial, Inc.	7,029	556,837
Food - 0.2%
Post Holdings, Inc.(a)	2,591	299,908
Gas - 1.5%
National Fuel Gas Co.(b)	8,888	538,702
Northwest Natural Holding Co.	12,592	514,005

The accompanying notes are an integral part of these financial statements.

5

CornerCap Small-Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Gas - (Continued)
Spire, Inc.	7,514	$ 505,617
UGI Corp.(b)	20,753	519,240
		2,077,564
Health Care - 1.4%
4D Molecular Therapeutics, Inc.(a)	5,229	56,526
Anika Therapeutics, Inc.(a)	9,653	238,429
Bioventus, Inc. - Class A(a)	32,191	384,682
LivaNova PLC(a)	9,432	495,557
Prothena Corp. PLC(a)	3,793	63,457
Sana Biotechnology, Inc.(a)(b)	16,218	67,467
SIGA Technologies, Inc.	34,894	235,535
TScan Therapeutics, Inc.(a)	10,788	53,724
Veracyte, Inc.(a)	8,516	289,885
		1,885,262
Healthcare-Products - 1.3%
Avanos Medical, Inc.(a)(b)	25,769	619,229
CONMED Corp.	3,078	221,370
Haemonetics Corp.(a)(b)	2,679	215,338
LeMaitre Vascular, Inc.(b)	4,454	413,732
Tactile Systems Technology, Inc.(a)	20,929	305,773
		1,775,442
Healthcare-Services - 2.0%
Addus HomeCare Corp.(a)	5,537	736,587
Encompass Health Corp.	3,295	318,429
HealthEquity, Inc.(a)(b)	7,405	606,099
Pennant Group, Inc.(a)	15,522	554,135
Select Medical Holdings Corp.	17,134	597,463
		2,812,713
Household Products/Wares - 0.4%
ACCO Brands Corp.	49,236	269,321
Reynolds Consumer Products, Inc.	8,978	279,216
		548,537
Housewares - 0.6%
Newell Brands, Inc.	69,102	530,703
Scotts Miracle-Gro Co.(b)	3,754	325,472
		856,175
Industrial Products - 2.5%
Atkore, Inc.	5,090	431,327
Gorman-Rupp Co.	12,870	501,286
Insteel Industries, Inc.	8,286	257,612
Luxfer Holdings PLC	22,449	290,715
Mesa Laboratories, Inc.	3,797	493,078
Middleby Corp.(a)	1,964	273,251

The accompanying notes are an integral part of these financial statements.

6

CornerCap Small-Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrial Products - (Continued)
Mueller Industries, Inc.	4,474	$ 331,523
Tennant Co.	5,098	489,612
Vontier Corp.	11,809	398,436
		3,466,840
Industrial Services - 0.2%
Kelly Services, Inc. - Class A	11,346	242,918
Insurance - 3.4%
CNO Financial Group, Inc.	19,389	680,554
Essent Group Ltd.	4,765	306,342
Hamilton Insurance Group Ltd. - Class B(a)	12,993	251,284
Hanover Insurance Group, Inc.	1,997	295,776
Heritage Insurance Holdings, Inc.(a)	16,803	205,669
Horace Mann Educators Corp.	13,722	479,584
Jackson Financial, Inc. - Class A(b)	3,789	345,670
Kemper Corp.	3,880	237,650
Lincoln National Corp.	18,582	585,519
Mercury General Corp.	5,118	322,332
NMI Holdings, Inc. - Class A(a)	8,715	358,971
Universal Insurance Holdings, Inc.	26,610	589,677
		4,659,028
Internet - 1.2%
HealthStream, Inc.	10,110	291,573
Magnite, Inc.(a)	28,830	399,296
TechTarget, Inc.(a)	10,003	244,573
Upwork, Inc.(a)	16,334	170,690
Yelp, Inc.(a)	14,203	498,241
		1,604,373
Iron/Steel - 0.8%
Carpenter Technology Corp.	2,230	355,863
Universal Stainless & Alloy Products, Inc.(a)	12,465	481,523
Worthington Steel, Inc.	7,672	260,925
		1,098,311
Leisure Time - 0.2%
Harley-Davidson, Inc.(b)	7,420	285,893
Lodging - 0.6%
Boyd Gaming Corp.	9,126	589,996
Travel + Leisure Co.	5,844	269,291
		859,287
Machinery - Construction & Mining - 0.3%
Oshkosh Corp.	2,252	225,673
Terex Corp.	4,274	226,137
		451,810

The accompanying notes are an integral part of these financial statements.

7

CornerCap Small-Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery-Diversified - 1.1%
Columbus McKinnon Corp.	13,464	$ 484,704
Gates Industrial Corp. PLC(a)	42,015	737,363
Mayville Engineering Co., Inc.(a)	13,170	277,624
		1,499,691
Materials - 1.5%
Alcoa Corp.	8,183	315,700
Ardagh Metal Packaging SA(b)	72,290	272,533
Century Aluminum Co.(a)(b)	18,482	299,963
Kronos Worldwide, Inc.	21,203	263,977
Mativ Holdings, Inc.	13,423	228,057
Olin Corp.	9,377	449,909
SunCoke Energy, Inc.	26,257	227,911
		2,058,050
Media - 1.1%
Gray Television, Inc.	35,769	191,722
Grindr, Inc.(a)	26,782	319,509
Nexstar Media Group, Inc.(b)	1,551	256,458
TEGNA, Inc.(b)	36,169	570,747
Ziff Davis, Inc.(a)(b)	4,201	204,420
		1,542,856
Metal Fabricate & Hardware - 0.9%
Hillman Solutions Corp.(a)	63,664	672,292
Park-Ohio Holdings Corp.	9,970	306,079
Proto Labs, Inc.(a)	7,842	230,319
		1,208,690
Oil & Gas - 4.2%
Amplify Energy Corp.(a)	34,975	228,387
Antero Midstream Corp.	18,201	273,925
APA Corp.(b)	17,119	418,731
Berry Corp.	71,774	368,918
Chord Energy Corp.	6,218	809,770
Civitas Resources, Inc.	10,961	555,394
Diversified Energy Co. PLC	20,607	234,508
Murphy Oil Corp.	11,731	395,804
Noble Corp. PLC(b)	5,372	194,144
Ovintiv, Inc.	11,169	427,885
Riley Exploration Permian, Inc.	17,780	470,992
SandRidge Energy, Inc.	20,287	248,110
Sitio Royalties Corp. - Class A	10,695	222,884
SM Energy Co.(b)	11,461	458,096
VAALCO Energy, Inc.	84,768	486,568
		5,794,116

The accompanying notes are an integral part of these financial statements.

8

CornerCap Small-Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas Services - 1.0%
Archrock, Inc.	18,917	$ 382,880
ChampionX Corp.	8,049	242,678
Helix Energy Solutions Group, Inc.(a)	41,959	465,745
Newpark Resources, Inc.(a)	37,325	258,662
		1,349,965
Packaging & Containers - 0.7%
Berry Global Group, Inc.	8,781	596,933
Pactiv Evergreen, Inc.	33,159	381,660
		978,593
Pharmaceuticals - 2.9%
AdaptHealth Corp.(a)	23,292	261,569
Alector, Inc.(a)	11,767	54,834
Amphastar Pharmaceuticals, Inc.(a)(b)	5,421	263,081
Collegium Pharmaceutical, Inc.(a)	10,395	401,663
Corcept Therapeutics, Inc.(a)(b)	9,212	426,331
Enanta Pharmaceuticals, Inc.(a)	6,712	69,536
Foghorn Therapeutics, Inc.(a)	13,147	122,399
GoodRx Holdings, Inc. - Class A(a)(b)	36,489	253,234
Harmony Biosciences Holdings, Inc.(a)(b)	8,790	351,600
Lyell Immunopharma, Inc.(a)(b)	47,763	65,913
Option Care Health, Inc.(a)	15,835	495,635
ORIC Pharmaceuticals, Inc.(a)	10,063	103,146
PetIQ, Inc.(a)	26,441	813,590
USANA Health Sciences, Inc.(a)	4,901	185,846
Vanda Pharmaceuticals, Inc.(a)	16,101	75,514
Voyager Therapeutics, Inc.(a)	10,937	63,981
		4,007,872
Pipelines - 0.2%
EnLink Midstream LLC	19,612	284,570
Real Estate - 9.0%
Alexander & Baldwin, Inc.	23,008	441,754
American Assets Trust, Inc.	21,225	567,132
Apple Hospitality REIT, Inc.	12,400	184,140
Brixmor Property Group, Inc.	20,455	569,876
Broadstone Net Lease, Inc.(b)	26,835	508,523
CareTrust REIT, Inc.	18,600	573,996
Centerspace	5,606	395,055
COPT Defense Properties	15,916	482,732
Cushman & Wakefield PLC(a)	24,811	338,174
EastGroup Properties, Inc.	2,203	411,564
Empire State Realty Trust, Inc. - Class A	20,823	230,719
EPR Properties	4,522	221,759
Essential Properties Realty Trust, Inc.(b)	19,479	665,208

The accompanying notes are an integral part of these financial statements.

9

CornerCap Small-Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate - (Continued)
Getty Realty Corp.(b)	12,276	$ 390,500
Gladstone Land Corp.	12,921	179,602
Innovative Industrial Properties, Inc.(b)	5,445	732,897
Kite Realty Group Trust	13,755	365,333
National Health Investors, Inc.(b)	7,200	605,232
NETSTREIT Corp.	22,126	365,743
Park Hotels & Resorts, Inc.(b)	35,218	496,574
Phillips Edison & Co, Inc.(b)	12,017	453,161
Plymouth Industrial REIT, Inc.	16,735	378,211
Rayonier, Inc.	12,107	389,603
Retail Opportunity Investments Corp.	32,639	513,411
Sabra Health Care REIT, Inc.(b)	28,584	531,948
Terreno Realty Corp.	7,893	527,489
UMH Properties, Inc.	24,328	478,532
Whitestone REIT	26,637	360,399
		12,359,267
Retail - 1.0%
American Eagle Outfitters, Inc.	21,936	491,147
Caleres, Inc.(b)	15,891	525,198
Sally Beauty Holdings, Inc.(a)	24,332	330,185
		1,346,530
Retail & Wholesale - Discretionary - 0.6%
BlueLinx Holdings, Inc.(a)	2,606	274,725
Lands’ End, Inc.(a)	19,119	330,185
Urban Outfitters, Inc.(a)	6,508	249,321
		854,231
Savings & Loans - 1.7%
Axos Financial, Inc.(a)	3,897	245,043
Brookline Bancorp, Inc.	26,005	262,391
Capitol Federal Financial, Inc.	44,548	260,160
FS Bancorp, Inc.	6,045	268,942
OceanFirst Financial Corp.	34,669	644,497
WaFd, Inc.(b)	17,666	615,660
		2,296,693
Semiconductors - 1.7%
Cirrus Logic, Inc.(a)	6,405	795,565
MKS Instruments, Inc.(b)	4,398	478,107
SMART Global Holdings, Inc.(a)(b)	23,632	495,090
Ultra Clean Holdings, Inc.(a)	13,194	526,836
		2,295,598
Software - 5.1%
Appfolio, Inc. - Class A(a)	1,223	287,894
Blackbaud, Inc.(a)(b)	7,509	635,862

The accompanying notes are an integral part of these financial statements.

10

CornerCap Small-Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Box, Inc. - Class A(a)	9,521	$ 311,622
Clear Secure, Inc. - Class A(b)	12,359	409,577
CSG Systems International, Inc.	10,538	512,674
Doximity, Inc. - Class A(a)(b)	8,608	375,051
Envestnet, Inc.(a)(b)	4,690	293,688
IBEX Holdings Ltd.(a)	16,599	331,648
JFrog Ltd.(a)	12,076	350,687
nCino, Inc.(a)	7,538	238,125
Olo, Inc. - Class A(a)	114,748	569,150
Progress Software Corp.	9,593	646,280
RingCentral, Inc. - Class A(a)	8,854	280,052
Smartsheet, Inc. - Class A(a)	13,513	748,080
SolarWinds Corp.(a)	22,565	294,473
Verint Systems, Inc.(a)	8,135	206,060
Zuora, Inc. - Class A(a)	57,322	494,116
		6,985,039
Software & Tech Services - 1.6%
Clearwater Analytics Holdings, Inc. - Class A(a)	13,595	343,274
DoubleVerify Holdings, Inc.(a)	13,190	222,119
Dropbox, Inc. - Class A(a)	11,804	300,176
Freshworks, Inc. - Class A(a)	21,812	250,402
Gitlab, Inc. - Class A(a)	5,784	298,107
Jamf Holding Corp.(a)	27,721	480,959
Workiva, Inc.(a)	3,382	267,584
		2,162,621
Tech Hardware & Semiconductors - 1.2%
Arrow Electronics, Inc.(a)	2,072	275,224
CEVA, Inc.(a)	12,906	311,680
Diebold Nixdorf, Inc.(a)(b)	6,131	273,810
PlayAGS, Inc.(a)	21,512	245,022
Sonos, Inc.(a)	43,836	538,744
		1,644,480
Telecommunications - 0.4%
Iridium Communications, Inc.	8,476	258,094
Lantronix, Inc.(a)	60,945	251,094
		509,188
Toys/Games/Hobbies - 0.4%
Mattel, Inc.(a)(b)	27,466	523,227
Transportation - 2.0%
ArcBest Corp.(b)	2,222	240,976
DHT Holdings, Inc.	46,582	513,800
Genco Shipping & Trading Ltd.	13,104	255,528
Pangaea Logistics Solutions Ltd.	38,027	274,935

The accompanying notes are an integral part of these financial statements.

11

CornerCap Small-Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Transportation - (Continued)
Radiant Logistics, Inc.(a)	47,428	$304,962
Teekay Tankers Ltd. - Class A	8,637	503,105
World Kinect Corp.(b)	23,067	713,001
		2,806,307
Utilities - 0.7%
Artesian Resources Corp. - Class A	7,215	268,254
California Water Service Group	8,609	466,780
Consolidated Water Co. Ltd.	9,664	243,629
		978,663
TOTAL COMMON STOCKS (Cost $117,825,599)		136,486,120
CONTINGENT VALUE RIGHTS - 0.0%(c)
Ligand Pharmaceuticals, Inc. Earn-Out Shares(a)(d)	491	0
Ligand Pharmaceuticals, Inc. Earn-Out Shares(a)(d)	491	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS - 15.5%
Investments Purchased with Proceeds from Securities Lending - 14.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95%(e)	19,907,407	19,907,407
Money Market Funds - 1.1%
First American Government Obligations Fund - Class X, 4.83%(e)	1,515,594	1,515,594
TOTAL SHORT-TERM INVESTMENTS (Cost $21,423,001)		21,423,001
TOTAL INVESTMENTS - 114.4% (Cost $139,248,600)		$157,909,121
Liabilities in Excess of Other Assets - (14.4)%		(19,890,443)
TOTAL NET ASSETS - 100.0%		$138,018,678

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $19,453,324 which represented 14.1% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

12

CornerCap Small-Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024 (Unaudited)

ASSETS:
Investment securities:
At cost	$ 139,248,600
At value(1)	$157,909,121
Dividends & interest receivable	149,494
Receivable for capital shares sold	1,897
Income receivable from securities lending	1,477
Prepaid expenses	53,535
Total assets	158,115,524
LIABILITIES:
Payable upon return of securities loaned (See Note 9)	19,907,407
Payable for capital shares redeemed	86,275
Payable to investment adviser	34,187
Payable for fund administration & accounting fees	46,189
Payable for transfer agent fees & expenses	13,724
Payable for custody fees	2,324
Accrued other fees	4,492
Accrued distribution & shareholder service fees	2,248
Total liabilities	20,096,846
NET ASSETS	$ 138,018,678
Composition of Net Assets
Paid-in capital	$114,303,539
Total distributable earnings	23,715,139
Total net assets	$ 138,018,678
(1)Includes loaned securities of:	$19,453,324
Advisor Class Shares:
Net Assets	$571,244
Shares issued and outstanding(2)	37,068
Net asset value, offering price, and redemption price per share	$15.41
Institutional Class Shares:
Net Assets	$137,447,434
Shares issued and outstanding(2)	8,843,549
Net asset value, offering price, and redemption price per share	$15.54

(2)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

13

CornerCap Small-Cap Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest income	$30,124
Dividend income	1,325,857
Less: Foreign taxes withheld	(1,386)
Securities lending income	11,510
Total investment income	1,366,105
EXPENSES:
Investment advisory fees (See Note 4)	538,170
Fund administration & accounting fees (See Note 4)	69,673
Federal & state registration fees	36,511
Transfer agent fees & expenses (See Note 4)	23,201
Trustee fees	11,737
Legal fees	10,945
Audit and tax fees	8,288
Other fees	7,425
Custody fees (See Note 4)	5,852
Postage & printing fees	5,447
Distribution & shareholder sevice fees - Advisor Class (See Note 5)	829
Total expenses before waiver	718,078
Less: Fee waiver from investment adviser (See Note 4)	(123,082)
Total net expenses	594,996
Net investment income	771,109
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	2,085,761
Net change in unrealized appreciation/depreciation of investments	3,491,782
Net realized and unrealized gain on investments	5,577,543
NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 6,348,652

The accompanying notes are an integral part of these financial statements.

14

CornerCap Small-Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
OPERATIONS:
Net investment income	$771,109	$1,209,973
Net realized gain on investments	2,085,761	2,494,064
Net change in unrealized appreciation/depreciation of investments	3,491,782	19,714,448
Net increase resulting from operations	6,348,652	23,418,485
CAPITAL SHARE TRANSACTIONS:
Advisor Class:
Proceeds from shares sold	12,980	656,251
Proceeds from reinvestment of distributions	—	7,612
Payments for shares redeemed	(27,916)	(201,634)
Redemption Fees	—	1
Increase (Decrease) in net assets from Advisor Class transactions	(14,936)	462,230
Institutional Class:
Proceeds from shares sold	700,704	8,415,586
Proceeds from reinvestment of distributions	—	1,666,019
Payments for shares redeemed	(5,294,706)	(21,230,135)
Redemption Fees	10	1
Decrease in net assets from Institutional Class transactions	(4,593,992)	(11,148,529)
Net decrease in net assets from capital share transactions	(4,608,928)	(10,686,299)
DISTRIBUTIONS TO SHAREHOLDERS:
Net Distributions to Shareholders - Advisor Class	—	(7,612)
Net Distributions to Shareholders - Institutional Class	—	(1,666,123)
Total distributions to shareholders	—	(1,673,735)
Total increase in net assets	1,739,724	11,058,451
NET ASSETS:
Beginning of Period	136,278,954	125,220,503
End of Period	$ 138,018,678	$136,278,954

The accompanying notes are an integral part of these financial statements.

15

CornerCap Small-Cap Value Fund
FINANCIAL HIGHLIGHTS
Advisor Class
For a Fund share outstanding throughout each period.

	Six Months Ended September 30, 2024 (Unaduited)	For the Year Ended March 31, 2024	Period Since Commencement of Operations(1) through March 31, 2023
Per Common Share Data
Net asset value, beginning of period	$14.73	$12.40	$14.21
Investment operations:
Net investment income(2)	0.06	0.09	0.05
Net realized and unrealized gain (loss) on investments	0.62	2.40	(0.60)
Total from investment operations	0.68	2.49	(0.55)
Less distributions from:
Net investment income	—	(0.14)	(0.07)
Net realized gains	—	(0.02)	(1.19)
Total distributions	—	(0.16)	(1.26)
Paid-in capital from redemption fees(2)	—	—(3)	—
Net asset value, end of period	$15.41	$14.73	$12.40
Total return	4.62%(4)	20.14%	−4.00%(4)
Supplemental Data and Ratios
Net assets, at end of period (000’s)	$571	$560	$9
Ratio of expenses to average net assets:
Before expense waiver	1.38%(5)	1.42%	1.45%(5)
After expense waiver	1.19%(5)(6)	1.25%	1.25%(5)
Ratio of net investment income to average net assets:
After expense waiver	0.86%(5)	0.67%	1.15%(5)
Portfolio Turnover Rate	42%	111%	131%

(1)	Commencement of operations of the Advisor Class was November 18, 2022.
(2)	Per share amounts calculated using the average shares method.
(3)	Less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Effective September 13, 2024, the Fund’s expense cap was changed to 0.25%. See Note 11 for additional details.
The accompanying notes are an integral part of these financial statements.

16

CornerCap Small-Cap Value Fund
FINANCIAL HIGHLIGHTS
Institutional Class
For a Fund share outstanding throughout each period.

	Six Months Ended September 30, 2024 (Unaduited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per Common Share Data:
Net asset value, beginning of period	$14.83	$12.47	$14.93	$18.16	$9.69	$13.15
Investment operations:
Net investment income(1)	0.09	0.13	0.12	0.17	0.18	0.14
Net realized and unrealized gain (loss) on investments	0.62	2.41	(1.31)	1.63	8.43	(3.48)
Total from investment operations	0.71	2.54	(1.19)	1.80	8.61	(3.34)
Less distributions from:
Net investment income	—	(0.16)	(0.08)	(0.17)	(0.14)	(0.12)
Net realized gains	—	(0.02)	(1.19)	(4.86)	—	—
Total distributions	—	(0.18)	(1.27)	(5.03)	(0.14)	(0.12)
Paid-in capital from redemption fees(1)	—(2)	—(2)	—(2)	—(2)	—(2)	—(2)
Net asset value, end of period	$15.54	$14.83	$12.47	$14.93	$18.16	$9.69
Total return	4.79%(3)	20.43%	−8.12%	9.45%	89.19%	−25.72%
Supplemental Data and Ratios
Net assets, at end of period (000’s)	$137,447	$135,719	$125,211	$69,206	$63,407	$27,890
Ratio of expenses to average net assets:
Before expense waiver	1.08%(4)	1.11%	1.08%	1.00%	1.00%	1.00%
After expense waiver	0.89%(4)(5)	0.95%	0.98%(5)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
After expense waiver	1.16%(4)	0.97%	0.96%	0.96%	1.31%	1.05%
Portfolio Turnover Rate	42%(3)	111%	131%	116%	121%	127%

(1)	Per share amounts calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Effective September 13, 2024, the Fund’s expense cap (exclusive of 12b-1 and shareholder service fees) was changed to 0.25%. See Note 11 for additional details.
The accompanying notes are an integral part of these financial statements.

17

CornerCap Small-Cap Value Fund
Notes to Financial Statements
September 30, 2024 (Unaudited)
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CornerCap Small-Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies. The Fund commenced operations on September 30, 1992. On November 18, 2022, the CornerCap Small-Cap Value Fund, a series of The CornerCap Group of Funds (the “Acquired Fund”), reorganized into the Fund, a series of the Trust. The Fund currently offers two classes, the Advisor Class and the Institutional Class. The Adviser Class commenced operations on November 18, 2022. Advisor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and a shareholder servicing fee of up to 0.05% of average daily net assets. Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year period September 30, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2024, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax years ended March 31, 2021 through 2024.
Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.
The Fund will make distributions, if any, of net investment income annually. The Fund will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

18

CornerCap Small-Cap Value Fund
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Advisor Class shares. Shareholder service fees are expensed at up to 0.05% of average daily net assets Advisor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
Illiquid Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. Illiquid securities may be valued under methods approved by the Board as reflecting fair value. The Fund will not hold more than 15% of the value of its net assets in illiquid securities. At September 30, 2024, the Fund had investments in illiquid securities with a total of $0 or 0.0% of total assets.

Security	Date Acquired	Shares	Cost Basis
Ligand Pharmaceuticals, Inc. Earn-Out Shares	11/7/2022	491	$0
Ligand Pharmaceuticals, Inc. Earn-Out Shares	11/7/2022	491	$0

Security Loans – When the Fund loans securities held in its portfolio, the Fund receives compensation in the form of fees, or retains a portion of the interest on the investment of any cash received as collateral. The Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. See Note 9.
3. SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale

19

CornerCap Small-Cap Value Fund
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated CornerCap Investment Counsel, Inc. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2024:

Investments:	Uncategorized	Level 1	Level 2	Level 3**	Total
Common Stock	$—	$136,486,120	$—	$—	$136,486,120
Investments Purchased with Proceeds from Securities Lending(*)	19,907,407	—	—	—	19,907,407
Contingent Value Rights	—	—	—	—	—
Money Market Fund	—	1,515,594	—	—	1,515,594
Total Investments	$19,907,407	$138,001,714	$—	$—	$157,909,121

*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statements of Assets and Liabilities. See Note 9 for additional information regarding securities lending activity.

**	Additional Level 3 disclosures deemed immaterial to the financial statements.
Refer to the Schedule of Investments for further information on the classification of investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investment in Securities
Balance as of 3/31/2024	$ —
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 9/30/2024	$—
Net change in unrealized appreciation/depreciation of Level 3 assets as of September 30, 2024	$—

Additional Level 3 disclosures were deemed immaterial to the financial statements by Management.

20

CornerCap Small-Cap Value Fund
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.88% of the Fund’s average daily net assets. Effective September 13, 2024, the advisory fee rate was changed to 0.00% of the Fund’s average daily net assets as a condition of the Fund’s pending liquidation (See Note 11).
The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividend paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) for the Fund do not exceed 0.95% of average daily net assets of the Fund. Effective September 13, 2024, the rate was changed to 0.25% of the Fund’s average daily net assets as a condition of the Fund’s pending liquidation (See Note 11). Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expenses Limitation Agreement cannot be terminated through at least November 18, 2025. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board. For the period ended September 30, 2024, the Adviser did not recoup any previously waived expenses. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 2025 – March 2026	$90,816
April 2026 – March 2027	200,442
April 2027 – September 2028	123,082

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended September 30, 2024, are disclosed in the Statement of Operations.
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Advisor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Advisor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended September 30, 2024, the Advisor Class incurred expenses of $691 pursuant to the Plan.
The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.05% of the average daily net assets of the Advisor Class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries

21

CornerCap Small-Cap Value Fund
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
providing shareholder services. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended September 30, 2024, the Advisor Class incurred $138 of shareholder servicing fees under the Agreement.
6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Fund were as follows:

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Adviser Class
Shares sold	895	51,076
Shares issue in reinvestment of distributions	—	540
Shares redeemed	(1,824)	(14,375)
Net increase (decrease)	(929)	37,421
Institutional Class
Shares sold	49,100	649,031
Shares issue in reinvestment of distributions	—	117,339
Shares redeemed	(356,686)	(1,657,673)
Net decrease	(307,586)	(891,303)
Net decrease in capital shares	(308,515)	(854,062)

7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended September 30, 2024, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$55,537,780	$59,655,890

8. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at March 31, 2024, the Funds’ most recent fiscal year end, were as follows:

Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation	Federal Income Tax Cost
$21,736,701	$(6,580,171)	$15,156,530	$141,177,094

At March 31, 2024, components of distributable earnings on a tax-basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Net Appreciation	Total Distributable Earnings
$429,264	$1,780,693	$ —	$15,156,530	$17,366,487

As of March 31, 2024, the Fund’s most recent fiscal year end, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended March 31, 2024, the Fund does not plan to defer any qualified later year losses.

22

CornerCap Small-Cap Value Fund
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
There were no distributions paid by the Fund for the period ended September 30, 2024
The tax character of distributions paid during the year ended March 31, 2024, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$1,474,599	$199,136	$1,673,735

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2024.
9. SECURITIES LENDING
Following the terms of a securities lending agreement with the Fund’s Custodian, the Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund. As of September 30, 2024, the Fund had securities on loan with a value of $19,453,324 and collateral value of $19,907,407.
The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The net income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Fund’s Statements of Operations. Securities lending income, as disclosed in the Fund’s Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.
10. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2024, Charles Schwab & Co., Inc, for the benefit of its customers, owned 90.26% of the Fund.

23

CornerCap Small-Cap Value Fund
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
11. LIQUIDATION OF FUND
Based upon a recommendation by the Adviser, the Board of Trustees of the Trust approved a plan of liquidation for the Fund. The liquidation is expected to occur on January 31, 2025. In an Asset Purchase Agreement (the “Agreement”) dated July 28, 2024, the Adviser sold its advisory accounts for cash consideration in a transaction that closed September 13, 2024. Under the terms of the Agreement, the Adviser agreed to manage the Fund until January 31, 2025. The Adviser also agreed, effective September 13, 2024, to change the Fund’s advisory fee from 0.88% to 0.00% and the Fund’s operating expense limit from 0.95% to 0.25% (exclusive of 12b-1 and shareholder service fees) of the Fund’s average daily net assets.
12. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

24

CORNERCAP SMALL-CAP VALUE FUND
Additional Information (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Fund’s Part F of Form N-PORT may also be obtained by calling 1-888-813-8637.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-813-8637. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

25

INVESTMENT ADVISER
CornerCap Investment Counsel, Inc.
1355 Peachtree Street NE, Suite 1700
Atlanta, GA 30309
DISTRIBUTOR
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-888-813-8637.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5)	Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	12/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	12/9/2024

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	12/9/2024

* Print the name and title of each signing officer under his or her signature.